Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Schedule of current inventories

	2020	2019
	$	$

Gold and silver bullion	39,157	46,484
In-process inventory	7,984	10,297
Ore stock-pile inventory	71,115	62,695
Materials and supplies	119,799	98,447
	238,055	217,923